Commitments and Contingencies - Weighted average and cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases
Weighted average lease term, operating leases	7 months 6 days
Weighted average lease term, finance leases	6 months
Weighted average discount rate, operating leases	8.95%
Weighted average discount rate, finance leases	18.71%
Operating cash flows paid for operating leases	$ 1,215	$ 1,184
Financing cash flows paid for finance leases	$ 1,504	$ 1,504